Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—27.7%
Agency—14.5%
FDIC Guaranteed Notes Trust 2010-S4, A (1 month LIBOR + 0.720%) 144A 0.876%, 12/4/20(1)(2)	$227	$226
Federal National Mortgage Association
Pool #AN0777 2.750%, 11/1/21	462	469
Pool #AM8254 2.710%, 6/1/22	545	559
Pool #AM2292 (1 month LIBOR + 0.350%) 0.507%, 1/1/23(2)	294	293
Pool #AN4300 (1 month LIBOR + 0.560%) 0.717%, 1/1/24(2)	468	467
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(2)	581	584
2016-SB21, A5F 1.810%, 9/25/21(2)	514	519
2015-SB7, A5 2.370%, 9/25/35(2)	157	157
2016-SB16, A5H 2.130%, 5/25/36(2)	598	599
2016-SB23, A7H 2.200%, 9/25/36(2)	754	774
2018-SB50, A5H 3.000%, 4/25/38(2)	397	409
NCUA Guaranteed Notes Trust 2010-R3, 1A (1 month LIBOR + 0.560%) 0.715%, 12/8/20(2)	233	233
Small Business Administration Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(2)	1,396	1,392
		6,681

Non-Agency—13.2%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.874%, 3/15/37(1)(2)	1,000	960
CFCRE Commercial Mortgage Trust 2011-C1, A4 144A 4.961%, 4/15/44(1)(2)	739	744
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%) 144A 1.302%, 5/15/38(1)(2)	1,180	1,142
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, ASB 3.144%, 5/15/45	359	366
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(1)(2)	1,330	1,328
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%) 144A 1.151%, 8/15/45(1)(2)	1,503	1,502
		6,042

Total Mortgage-Backed Securities (Identified Cost $12,749)		12,723

	Par Value	Value

Asset-Backed Securities—16.8%
Credit Card—12.5%
American Express Credit Account Master Trust 2017-5, B (1 month LIBOR + 0.580%) 0.732%, 2/18/25(2)	$1,570	$1,573
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 0.825%, 5/15/28(2)	1,253	1,212
Citibank Credit Card Issuance Trust 2018-A4, A4 (1 month LIBOR + 0.340%) 0.494%, 6/7/25(2)	1,000	1,002
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.752%, 12/15/26(2)	1,000	1,007
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	945	951
		5,745

Other—3.5%
Domino’s Pizza Master Issuer LLC 2017-1A, A2I (3 month LIBOR + 1.250%) 144A 1.495%, 7/25/47(1)(2)	973	973
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	626	641
		1,614

Student Loan—0.8%
Collegiate Funding Services Education Loan Trust 2005-A, A3 (3 month LIBOR + 0.130%) 0.363%, 3/29/27(2)	345	345
Total Asset-Backed Securities (Identified Cost $7,672)		7,704

Corporate Bonds and Notes—49.8%
Consumer Discretionary—4.1%
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 0.754%, 8/13/21(1)(2)	900	902
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 0.706%, 2/22/21(1)(2)	730	730
Ralph Lauren Corp. 1.700%, 6/15/22	228	232
		1,864

Consumer Staples—1.0%
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	455	458
Energy—7.4%
Chevron Corp. 2.419%, 11/17/20	650	651
EOG Resources, Inc. 4.100%, 2/1/21	450	456
HollyFrontier Corp. 2.625%, 10/1/23	428	429
Marathon Petroleum Corp. 3.400%, 12/15/20	650	652
See Notes to Schedule of Investments

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Phillips 66 (3 month LIBOR + 0.600%) 0.834%, 2/26/21(2)	$665	$665
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	557
		3,410

Financials—22.2%
Ally Financial, Inc. 1.450%, 10/2/23	430	429
American Express Co. (3 month LIBOR + 0.525%) 0.805%, 5/17/21(2)	890	892
Bank of America Corp. (3 month LIBOR + 0.650%) 0.875%, 6/25/22(2)	635	637
Bank of Montreal (3 month LIBOR + 0.460%) 0.726%, 4/13/21(2)	740	742
BP Capital Markets America, Inc. 2.937%, 4/6/23	279	295
Citigroup, Inc. (3 month LIBOR + 1.070%) 1.318%, 12/8/21(2)	450	454
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 0.675%, 4/26/21(2)	440	441
Credit Suisse AG (SOFRRATE + 0.450%) 0.530%, 2/4/22(2)	535	536
General Motors Financial Co., Inc. 1.700%, 8/18/23	435	437
John Deere Capital Corp. (3 month LIBOR + 0.400%) 0.648%, 6/7/21(2)	840	842
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 0.569%, 8/6/21(1)(2)	440	441
PNC Bank NA (3 month LIBOR + 0.430%) 0.672%, 12/9/22(2)	750	752
Regions Bank 2.750%, 4/1/21	500	504
Swedbank AB 144A 0.600%, 9/25/23(1)	462	461
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 0.546%, 4/13/21(2)	623	624
US Bank NA (3 month LIBOR + 0.320%) 0.565%, 4/26/21(2)	830	831
Wells Fargo & Co.
2.100%, 7/26/21	380	385
1.654%, 6/2/24	457	466
		10,169

Health Care—6.2%
AbbVie, Inc. (3 month LIBOR + 0.460%) 144A 0.728%, 11/19/21(1)(2)	800	802
CVS Health Corp. 3.350%, 3/9/21	600	608
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 0.615%, 5/14/21(2)	1,070	1,072
UnitedHealth Group, Inc. (3 month LIBOR + 0.260%) 0.510%, 6/15/21(2)	383	383
		2,865

Industrials—4.5%
Boeing Co. (The) 4.508%, 5/1/23	1,070	1,126
	Par Value	Value

Industrials—continued
Eaton Corp. 2.750%, 11/2/22	$494	$518
General Electric Co. 2.700%, 10/9/22	420	435
		2,079

Information Technology—0.8%
Intuit, Inc. 0.650%, 7/15/23	371	373
Utilities—3.6%
Duke Energy Corp. (3 month LIBOR + 0.500%) 144A 0.765%, 5/14/21(1)(2)	850	852
Pacific Gas and Electric Co. 1.750%, 6/16/22	282	282
Southern Co. (The) 2.950%, 7/1/23	500	532
		1,666

Total Corporate Bonds and Notes (Identified Cost $22,736)		22,884

Total Long-Term Investments—94.3% (Identified Cost $43,157)		43,311

	Shares
Short-Term Investment—6.9%
Money Market Mutual Fund—6.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(3)	3,143,884	3,144
Total Short-Term Investment (Identified Cost $3,144)		3,144

TOTAL INVESTMENTS—101.2% (Identified Cost $46,301)		$46,455
Other assets and liabilities, net—(1.2)%		(547)
NET ASSETS—100.0%		$45,908

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFRRATE	Secured Overnight Financing Rate

See Notes to Schedule of Investments

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $11,620 or 25.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
United Kingdom	2
Canada	2
Australia	1
Switzerland	1
Sweden	1
Netherlands	1
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$7,704	$—	$7,704
Corporate Bonds and Notes	22,884	—	22,884
Mortgage-Backed Securities	12,723	—	12,723
Money Market Mutual Fund	3,144	3,144	—
Total Investments	$46,455	$3,144	$43,311
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4